Accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable [abstract]
Accounts receivable	¥ 21,948,753	¥ 14,050,096
Notes receivable	3,610,928	2,432,264
Gross amounts of account receivables	25,559,681	16,482,360
Less: provision for doubtful accounts	112,086	88,889	¥ 2,054	¥ 11,809
Total	¥ 25,447,595	¥ 16,393,471